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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-09152
                    -----------------------------------------
                           The STAAR Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                  604 McKnight Park Dr., Pittsburgh, PA 15237
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)
                                 Andre Weisbrod
                           The STAAR Investment Trust
                            604 McKnight Park Drive
                              Pittsburgh, PA 15237
--------------------------------------------------------------------------------
                    (Name and address of agent for service)
       Registrant's telephone number, including area code: 1-412-367-9076
                            -----------------------
                   Date of fiscal year end: December 31, 2006
                   ------------------------------------------
      Date of reporting period: January 1, 2006 through December 31, 2006
               --------------------------------------------------
     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is included herewith.

[STAAR(SM) Investment Trust Logo]

Annual Report
January 1, 2006 to December 31, 2006

Another Up Year
(Picture here)
Yea!

This Annual Report is not authorized for distribution to prospective investors unless preceded or accompanied by a STAAR Investment Trust prospectus. Please contact 1-800-332-7738 PIN 3370 for a current copy of the prospectus. Review the prospectus carefully before investing.

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076
Fax 412-367-9141
Web Site: www.staarfunds.com
Email: staarbase@aol.com

LETTER TO SHAREHOLDERS
February 28, 2007
Dear Shareholder:

          Going into 2006 I was cautiously optimistic that we might see an "average" year where the S&P 500 might gain 10%. I thought sm Going into 2006 I was cautiously optimistic that we might see an "average" year where the S&P 500 might gain 10%. I thought small companies might cool off a bit and not lead the large caps after doing so for six years. And I thought international stocks had a good chance at out performing the U.S. stocks. I was not optimistic about bonds, thinking that interest rates would continue to rise. I was expecting low single digits or even slight losses for longer-term bonds.

          Well, the S&P 500 ended 2006 with an excellent total return of 15.8%! The Russell 2000 beat the S&P 500, returning over 18% though the S&P 600 lagged the S&P 500 slightly. I was correct on the International potential vs. U.S. stocks. The EAFE index was up over 26%! While interest rates rose, they didn't rise as much as I expected and while bond returns were indeed modest, they were better than I expected.

          It was a year in which many seasoned investors were more conservative and many of the better long-term managers trailed the markets. I was one of them.

          The STAAR Funds as a group under performed in 2006. This was a direct result of our philosophy to err on the side of being conservative and fits our pattern over the past ten years.

          Our goal is to participate in up markets, but try to preserve capital during down markets. If you review the "Growth of $10,000" for the stock funds you will notice that in general our funds outperformed the markets substantially during the down years of 2000 through 2002.

          As the great 1990's bull market run climaxed in a huge 1999 performance, we began employing a more conservative strategy. When the bubble burst in 2000, we were positioned to avoid the worst of the sell-off, which lasted the better part of three years.

          We are now four calendar years into this latest bull market upturn and while the general economy continues to surprise with better than expected results, the longer the stock markets rise without a correction, the deeper the eventual correction could be. This makes decisions difficult for both mutual fund investors and mutual fund managers.

          How aggressive should we be? Do we buy last year's high flyers or stick with proven managers and investments that can weather bad times as well as participate and make money in good times?

     We can't guarantee results. Sometimes we will make less than perfect decisions. We can only describe our philosophy and how we have been managing your money and let you make an intelligent decision. On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you for your confidence and support.

                                        Sincerely Yours,
                                        J. Andre Weisbrod, Trustee
                                        President, STAAR Financial Advisors,
                                        Inc., Advisor to the Trust


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 1

Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives.

ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets that offer opportunities for growth.

Chart: Growth of $10,000

5/28/1997-12/31/2006

ACF - $17,688 S&P 500 Index - $19,466

While the AltCat Fund trailed its benchmarks in 2006, its overall performance over the last seven years has been excellent. We continue to maintain a wide diversification of investments globally and in sectors, trying to identify and take advantage of trends. As the current markets rise, it might be helpful to remember our tendency to be conservative. As the great 1990's bull market run climaxed in a huge 1999 performance, we began employing a more conservative strategy. When the bubble burst in 2000, we were positioned to avoid the worst of the sell-off, which lasted the better part of three years. From 2000 through 2002, when the S&P 500 lost 37.5% and the NASDAQ 67.2%, the ACF lost only 23.3%. We are pleased to report that the ACF outperformed the S&P 500 for the 3 and 5-year periods ending 12/30/06.

                                                          THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                             AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-    ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/06   QUARTER     DATE     YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   ----   ---------   ---------   ---------   ------------   -----------
AltCat Fund (ACF)               7.5%      11.7%    11.7%    12.0%        8.7%        6.3%         6.1%           6.3%
S&P 500 INDEX                   6.7%      15.8%    15.8%    10.4%        6.2%        8.4%         7.2%           9.2%

Portfolio Turnover 11.08%

*    Total returns include reinvested dividends and gains.

GENERAL BOND FUND (GBF)(2)

A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity. (FORMERLY THE INTERMEDIATE BOND FUND. PERFORMANCE THAT INCLUDES TIME PERIODS PRIOR TO AUGUST 2004 INCLUDES PERFORMANCE UNDER DIFFERENT OBJECTIVES. SEE FOOTNOTES AT END.)

Chart: Growth of $10,000

5/28/1997-12/31/2006

GBF - $16,302 Lehman Bros Intermed Gov/Cred Index Index - $18,186

The bond yield curve continues to be surprisingly inverted in spite of the Federal Reserve's concern about inflation. The mild slowdown in the economy, large amounts of corporate cash and continued strong buying of U.S. debt instruments by foreign buyers are some of the reasons why long term and intermediate term rates are below short-term rates. There is still a reasonable probability that long-term rates will rise to be more in line with historical yield curves and inflation. The risk to reward for longer-term maturities is unfavorable.

                                                          THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                             AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-    ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/06   QUARTER     DATE     YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   ----   ---------   ---------   ---------   ------------   -----------
General Bond Fund (GBF)         0.9%      3.7%     3.7%      1.4%        3.1%        4.6%         4.7%           4.4%
LEHMAN BROS INTERMED
   GOV/CRED IDX                 1.0%      4.1%     4.1%      2.9%        4.5%        5.8%         5.9%           5.9%

Current Yield as of 12/31/06...    3.52%**
S.E.C. Yield as of 12/31/06....    3.60%***
Average Maturity...............   1.6 Years
Portfolio Turnover.............   40.48%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 2

INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

Chart: Growth of $10,000

5/28/1997-12/31/2006

INTF - $17,797 EAFE Index - $19,920

          International markets continued to be strong in 2006. The INTF trailed the EAFE in 2006 due to our having taken a more conservative stance. As the possibility of a correction increases we will continue to be watchful. We continue to analyze trends in various countries and use exchange-traded funds
(ETFs) to take advantage of single country stock market opportunities.

                                                          THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                             AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-    ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/06   QUARTER     DATE     YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   ----   ---------   ---------   ---------   ------------   -----------
International Fund (INTF)      10.8%      21.4%    21.4%    19.0%       13.8%        6.8%         6.2%           7.3%
EAFE INDEX                     10.4%      26.3%    26.3%    19.9%       15.0%        7.7%         7.3%           7.4%

Portfolio Turnover.......   15.66%

Total returns include reinvested dividends and gains

LARGER COMPANY STOCK FUND (LCSF)

A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

Chart: Growth of $10,000

5/28/1997-12/31/2006

LCSF - $16,185 S&P 500 Index - $19,466

          After a rough mid-year downturn, stocks rebounded strongly in the second half of 2006. The lack of volatility was surprising and the LCSF performance suffered due to our conservative stance. We continue to be cautiously optimistic that both the economy and the stock market can continue to grow and will be looking for buying opportunities in 2007. However, the last time the market ran up strongly, a deep bear market followed it. A significant economic slowdown or major negative event could trigger a downturn. Our tendency to err on the conservative side paid off; from 2000 through 2002, when the S&P 500 lost 37.5% and NASDAQ tumbled over 60%, the LCSF lost only 28.2% and it outperformed the S&P 500 from 2000 through the end of 2006.

                                                          THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                             AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-    ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/06   QUARTER     DATE     YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   ----   ---------   ---------   ---------   ------------   -----------
Larger Co. Stock Fd (LCSF)      5.0%       9.4%     9.4%     7.9%        4.4%        5.9%         5.1%           6.5%
S&P 500 INDEX                   6.7%      15.8%    15.8%    10.4%        6.2%        8.4%         7.2%           9.2%

Portfolio Turnover: 22.95%

*    Total returns include reinvested dividends and gains.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 3

SHORT TERM BOND FUND (STBF)(2)

A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years. (Formerly the Long Term Bond Fund. Performance that includes time periods prior to August 2004 includes performance under different objectives. See footnotes at end.)

Chart: Growth of $10,000

5/28/1997-12/31/2006

STBF - $16,124 LB 1-3 Year Govt Index - $15,966

The Fed continues to hold short-term interest rates steady. Long-term yields are lower than short-term yields making the potential reward vs. the risk of owning longer maturities unfavorable. We will look for opportunities to keep the yield on this fund as high as possible yet still keep the quality of the bonds owned high.

                                                          THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                             AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-    ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/06   QUARTER     DATE     YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   ----   ---------   ---------   ---------   ------------   -----------
Short Term Bond Fund (STBF)     1.0%      3.5%     3.5%      1.1%        3.5%        4.9%         5.1%           5.0%
LEHMAN BROS 1-3 YEAR GOVT
   INDEX                        1.0%      4.1%     4.1%      2.3%        3.0%        4.8%         4.3%           4.9%

Current Yield as of 12/31/06...    3.53%**
S.E.C. Yield as of 12/31/06....    3.47%***
Average Maturity...............   1.1 Yrs
Portfolio Turnover.............   11.79%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

SMALLER COMPANY STOCK FUND (SCSF)

A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

Chart: Growth of $10,000

5/28/1997-12/31/2006

SCSF - $24,673 Russell 2000 Index - $23,316

          Our approach and the majority of our core funds has proven to be a bit too conservative over the past couple years, and we have trailed our benchmark index after out performing for a number of years. Since public inception the SCSF is still ahead of the Russell 2000. We will be looking for opportunities to enhance performance in 2007.

                                                          THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                             AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-    ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/06   QUARTER     DATE     YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   ----   ---------   ---------   ---------   ------------   -----------
Smaller Co. Stock Fd (SCSF)     8.6%      14.2%    14.2%    10.6%        9.6%        9.4%         9.8%           9.5%
RUSSELL 2000 INDEX              8.9%      18.4%    18.4%    13.6%       11.4%        9.4%         9.4%           9.7%

Portfolio Turnover   37.46%

*    Total returns include reinvested dividends and gains.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. (1) The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. (2)On August 12, 2004 shareholders approved changes to the bond funds. The Long Term Bond Fund became the Short Term Bond Fund and the Intermediate Bond Fund became the General Bond Fund.

FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARFUNDS.COM


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 4

                   STAAR INVESTMENT TRUST FINANCIAL STATEMENTS

STAAR Investment Trust Portfolio Holdings as of 12/31/06

ALTCAT FUND Portfolio Valuation 12/31/2006

                                                                                                                     UNREALIZED
POSITION                                            SHARES   UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                           -------   ---------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                 400,274       1.00      1.00     400,274     400,274     12.9%           0
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
   iShares Russell Midcap Value Index Fund             700     114.51    146.43      80,157     102,501      3.3%      22,345
   iShares S&P 500/Barra Value Index Fund            1,000      56.10     76.89      56,098      76,890      2.5%      20,792
   iShares DJ US Pharmaceuticals Index Fund            500      51.74     53.08      25,872      26,540      0.9%         669
   iShares S&P Global Healthcare Sect Index Fund       500      57.28     57.18      28,640      28,590      0.9%         (50)
   iShares S&P Global Tech Sect Index Fund             900      56.69     58.32      51,017      52,488      1.7%       1,471
   Muhlenkamp Fund                                   2,284      45.26     87.15     103,370     199,056      6.4%      95,686
                                                   -------     ------    ------   ---------   ---------    -----     --------
         SUBTOTAL                                                                   345,153     486,065     15.7%     140,912
US SMALLER CO. STOCKS/MUTUAL FUNDS
   iShares S&P SC 600/Barra Value Index Fund         1,000      54.49     75.34      54,494      75,340      2.4%      20,846
                                                   -------     ------    ------   ---------   ---------    -----     --------
         SUBTOTAL                                                                    54,494      75,340      2.4%      20,846
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
   Franklin Mutual Series Discovery Fund A          10,447      20.85     30.15     217,785     314,984     10.2%      97,198
   AF SmallCap World Fund                            5,272      24.91     39.07     131,332     205,969      6.7%      74,637
                                                   -------     ------    ------   ---------   ---------    -----     --------
         SUBTOTAL                                                                   349,117     520,952     16.8%     171,835
ALTERNATIVE CATEGORIES
   Eaton Vance Greater India A                       1,742      23.51     25.80      40,955      44,944      1.5%       3,989
   Franklin Natural Resources Fund A                 9,407      18.21     33.28     171,271     313,081     10.1%     141,810
   iShares GS Networking Index Fund                    500      29.25     32.17      14,627      16,085      0.5%       1,458
   iShares DJ US Basic Materials Sector Index          500      49.29     59.08      24,646      29,540      1.0%       4,894
   iShares DJ US Healthcare Sector Index             1,000      56.42     66.32      56,417      66,320      2.1%       9,903
   iShares DJ US Medical Devices Index Fund            500      47.40     51.05      23,701      25,525      0.8%       1,824
   iShares DJ US Telecomm. Sector Index              1,000      23.22     29.65      23,219      29,650      1.0%       6,431
   iShares MSCI Australia Index                      1,500      16.48     23.50      24,716      35,250      1.1%      10,534
   iShares MSCI EAFE Value Index                       300      71.07     72.20      21,320      21,660      0.7%         340
   iShares MSCI Japan Index                          2,000      12.22     14.21      24,442      28,420      0.9%       3,978
   iShares MSCI Malaysia Index Fund                  5,000       7.23      9.10      36,129      45,500      1.5%       9,371
   Ivy Pacific Opportunities Fund A                 11,773       8.53     16.76     100,367     197,318      6.4%      96,951
   John Hancock Tech Leaders A                       2,538       8.79      9.86      22,306      25,028      0.8%       2,721
   Live Oak Health Sciences                         13,621      11.01     10.87     150,000     148,060      4.8%      (1,940)
   Matthews Asian Growth and Income                  4,287      15.68     18.68      67,244      80,087      2.6%      12,843
   Neuberger & Berman Focus Adv                      6,950      16.55     16.16     115,048     112,319      3.6%      (2,729)
   Vanguard Energy                                   3,744      29.97     64.63     112,232     241,999      7.8%     129,767
   Vanguard Health Care                              1,045     112.68    145.60     117,768     152,177      4.9%      34,409
                                                   -------     ------    ------   ---------   ---------    -----     --------
         SUBTOTAL                                                                 1,146,409   1,612,963     52.1%     466,553
                                                                                  =========   =========    =====     ========
      TOTALS                                                                      2,295,448   3,095,594      100%     800,146

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents    18%
Energy & Nat. Res     17%
Global Flexibly Mgd    8%
Global Smaller Cos     6%
Health Care           13%
International         13%
Technology             5%
U.S. Fexibly Mgd       6%
US Large Cap           7%
US Mid Cap             3%
US Small Cap           2%
Other                  2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]


Cash & Equivalents   13%
Large Cap Blend      31%
Large Cap Growth     17%
Large Cap Value      16%
Mid Cap Blend        10%
Mid Cap Growth        8%
Mid Cap Value         3%
Small Cap Value       2%
Small Cap Blend       0%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 5

        GENERAL BOND FUND Portfolio Valuation* Date 12/31/2006

                                                   SHARES OR
                                                   PRINCIPAL                                                           UNREALIZED
                    POSITION                         AMOUNT    UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       ---------   ---------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                  526,803        1.00      1.00     526,803     526,803     14.4%          0
GOVERNMENT AGENCY OBLIGATIONS
   Fed Nat'l Mtg Assoc 3.66 4/30/08 c'07            200,000      100.12     98.12     200,246     196,240      5.4%     (4,006)
   Fed Nat'l Mtg Assoc 5.125 4/22/13 c'07            50,000      101.34     98.30      50,671      49,150      1.3%     (1,521)
   Fed Nat'l Mtg Assoc 2.625 10/01/07 c'07          175,000       99.88     98.09     174,786     171,658      4.7%     (3,128)
   Fed Nat'l Mtg Assoc 3.375 8/19/08 c'07            50,000       98.21     98.51      49,107      49,255      1.3%        148
   Fed Nat'l Mtg Assoc 4.0 3/15/10 c'07             150,000       96.06     97.03     144,096     145,545      4.0%      1,449
   Fed Nat'l Mtg Assoc 4.0 9/22/09                  150,000       98.50     99.24     147,747     148,860      4.1%      1,113
   Fed Nat'l Mtg Assoc 4.125 7/21/11 c'07            50,000       94.13     96.29      47,067      48,145      1.3%      1,078
   Fed Nat'l Mtg Assoc 3.55 06/17/10                 25,000       93.54     95.59      23,385      23,898      0.7%        512
   Fedl Farm Cr Bank 5.35 due 12/11/08              100,000       99.49    100.55      99,489     100,550      2.8%      1,061
   Fedl Home Ln Bank Bond 5.355 1/05/09              50,000       98.53    100.69      49,267      50,345      1.4%      1,078
   Fedl Home Ln Bank Bond 5.785 4/14/08              50,000      100.79    100.77      50,397      50,385      1.4%        (12)
   Fedl Home Ln Bank Bond 3.17 9/11/07 c'07         125,000      100.02     98.60     125,025     123,250      3.4%     (1,775)
   Fedl Home Ln Bank Bond 3.82 6/01/07 c'07         100,000      100.14     99.45     100,135      99,450      2.7%       (685)
   Fedl Home Ln Bank Bond 4.7 6/28/10 c'07          100,000       98.21     98.47      98,208      98,470      2.7%        262
   Fedl Home Ln Bank Bond 4.0 4/20/09 c'07          100,000       97.33     97.73      97,333      97,730      2.7%        397
   Fedl Home Ln Bank Bond 4.0 3/26/09               100,000       97.32     97.79      97,322      97,790      2.7%        468
   Fedl Home Ln Bank Bond 3.02 7/27/07 NC           100,000       98.97     98.75      98,971      98,750      2.7%       (221)
   Fedl Home Ln Mtg Corp Deb 5.125 10/15/08         130,000       99.41    100.12     129,227     130,156      3.6%        929
   Fedl Home Ln Mtg Corp Deb 4.35 06/02/08           50,000       98.82     98.82      49,408      49,410      1.4%          2
   Fedl Home Ln Mtg Corp Deb 4.1 03/15/10            25,000       95.64     97.31      23,910      24,328      0.7%        418
   Fedl Home Ln Mtg Corp Deb 4.375 11/09/11 c'07    100,000       95.01     97.48      95,007      97,480      2.7%      2,473
                                                    -------      ------    ------   ---------   ---------    -----      ------
         Subtotal                                                                   1,950,804   1,950,844     53.4%         40
CORPORATE OBLIGATIONS
   CP&L Energy 5.95 3/01/09                          50,000       99.06    101.21      49,528      50,605      1.4%      1,077
   DaimlerChrysler 4.05 06/04/08                    150,000       98.04     97.86     147,066     146,790      4.0%       (276)
   Ford Motor Cr 7.75 due 2/15/07                   100,000      100.11    100.12     100,114     100,120      2.7%          6
   GMAC 4.375 12/10/07                               80,000       97.53     98.60      78,021      78,880      2.2%        859
   Heinz 6.428 12/01/08                             100,000      101.22    101.78     101,216     101,780      2.8%        564
   Merrill Lynch 3.375 09/14/07                     200,000       98.75     98.68     197,493     197,360      5.4%       (133)
   United Health Group 5.2 01/17/07                 500,000      100.00     99.99     500,000     499,950     13.7%        (50)
                                                    -------      ------    ------   ---------   ---------    -----      ------
         Subtotal                                                                   1,173,440   1,175,485     32.2%      2,045
                                                                                    =========   =========    =====      ======
      TOTALS                                                                        3,651,046   3,653,131      100%      2,085

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents         14%
Corporate                  32%
US Treasury & Gov Agency   54%

BREAKDOWN BY GENERAL RATING
(S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated   62%
A Rated     24%
BBB Rated   14%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 6

International Fund
Portfolio Valuation Date 12/31/06

                                                                                                                   Unrealized
                    Position                       Shares   Unit Cost   Price      Cost       Value     Percent   Gain/(Loss)
                    --------                      -------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                817,134      1.00      1.00     817,134     817,134    15.2%             0
INTERNATIONAL STOCK MUTUAL FUNDS
   AF Europacific Fund                             12,053     33.01     46.56     397,897     561,191    10.4%       163,294
   CS International Focus Fund                     17,975     12.63     16.48     227,025     296,229     5.5%        69,203
   Eaton Vance Greater India A                      5,506     25.06     25.80     137,983     142,063     2.6%         4,081
   Harbor International                            10,939     34.26     62.04     374,754     678,642    12.6%       303,888
   iShares MSCI Australia Index Fd                  4,000     17.38     23.50      69,517      94,000     1.7%        24,483
   iShares MSCI EMU Index Fd                          100     92.21    103.35       9,221      10,335     0.2%         1,114
   iShares MSCI EAFE Value Index Fd                 1,200     66.62     72.20      79,946      86,640     1.6%         6,694
   iShares MSCI Japan Index Fd                      4,000     12.75     14.21      50,983      56,840     1.1%         5,857
   iShares MSCI Malaysia Index Fd                   6,000      7.26      9.10      43,541      54,600     1.0%        11,059
   iShares MSCI Singapore Index Fd                  1,000      9.21     11.20       9,213      11,200     0.2%         1,987
   iShares MSCI Spain Index Fd                      1,000     25.40     53.60      25,400      53,600     1.0%        28,201
   iShares MSCI Sweden Index Fd                       200     27.10     32.28       5,419       6,456     0.1%         1,037
   Marsico Int'l Opportunities                     29,009      9.74     16.91     282,608     490,548     9.1%       207,940
   Putnam International Capital Opportunities A    20,307     19.03     37.19     386,379     755,234    14.0%       368,855
   Templeton Foreign Fund A                        42,573      9.88     13.64     420,824     580,694    10.8%       159,870
                                                  -------     -----     -----   ---------   ---------    ----      ---------
         SUBTOTAL                                                               2,520,712   3,878,273    72.1%     1,357,562
DEVELOPING MARKETS MUTUAL FUNDS
   Templeton Developing Markets Trust A            24,146     12.92     28.28     311,946     682,850    12.7%       370,904
                                                  -------     -----     -----   ---------   ---------    ----      ---------
         SUBTOTAL                                                                 311,946     682,850    12.7%       370,904
                                                                                =========   =========    ====      =========
      TOTALS                                                                    3,649,792   5,378,257     100%     1,728,465

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents      18%
Domestic Stock           1%
Foreign Emerging Mkts   11%
Foreign Stock           69%
Other                    1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents   15%
Large Cap Blend      31%
Large Cap Growth     13%
Large Cap Value      27%
Mid Cap Value        14%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 7

Larger Company Stock Fund
Portfolio Valuation* Date 12/31/06

                                                                                                                       UNREALIZED
                    POSITION                         SHARES    UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       ---------   ---------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                   511,750      1.00       1.00     511,750     511,750    11.4%             0
U.S. LARGER CO. STOCK FUNDS
   Dodge & Cox Stock Fund                              2,751    115.67     153.46     318,168     422,126     9.4%       103,958
   Franklin Rising Dividends A                        14,305     25.31      35.87     362,106     513,123    11.4%       151,017
   Fundamental Investors Fund A                       12,220     29.59      40.05     361,562     489,398    10.9%       127,836
   iShares S&P 500/Barra Value Index Fund                500     63.05      76.89      31,524      38,445     0.9%         6,921
   iShares DJ Select Dividend Index Fund                 200     66.77      70.73      13,353      14,146     0.3%           793
   iShares S&P Global Healthcare Sect Index Fund         500     57.24      57.18      28,621      28,590     0.6%           (31)
   iShares GS Networking Index Fund                      600     29.49      32.17      17,695      19,302     0.4%         1,607
   iShares DJ US Tech Sector Index Fund                  200     50.73      54.45      10,146      10,890     0.2%           744
   Mairs & Power Growth Fund                           5,653     13.68      77.10      77,336     435,830     9.7%       358,495
   Torray Fund                                         9,726     37.68      41.57     366,488     404,315     9.0%        37,827
   Washington Mutual Investors Fund A                 10,868     28.29      34.86     307,485     378,866     8.4%        71,382
                                                      ------    ------     ------   ---------   ---------    ----      ---------
         SUBTOTAL                                                                   1,894,482   2,755,031    61.4%       860,549
U.S. MID-CAP LARGER CO. STOCK FUNDS
   Calamos Growth A                                    6,227     42.42      53.90     264,103     335,612     7.5%        71,508
   Heartland Select Value                             19,206     27.81      27.94     534,206     536,614    12.0%         2,407
   Navellier MidCap Growth                            11,400     24.72      30.70     281,834     349,985     7.8%        68,152
                                                      ------    ------     ------   ---------   ---------    ----      ---------
         SUBTOTAL                                                                   1,080,143   1,222,211    27.2%       142,068
                                                                                    =========   =========    ====      =========
      TOTALS                                                                        3,486,375   4,488,992     100%     1,002,617

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents   14%
Domestic Stock       80%
Foreign Stock         6%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents      11%
Large Cap Blend         42%
Large Cap Growth         1%
Large Cap Value         19%
Larger Mid-Cap Growth   15%
Larger Mid-Cap Value    12%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 8

Short Term Bond Fund
Portfolio Valuation Date 12/31/06

                                                Shares or
                                                Principal                                                          Unrealized
                   Position                       Amount    Unit Cost   Price      Cost       Value     Percent   Gain/(Loss)
                   --------                     ---------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                               447,271        1.00     1.00     447,271     447,271    30.2%           0
US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
   Fed'l Farm Cr Bk 3.59 5/11/07 c'07             35,000       99.93    99.46      34,977      34,811     2.3%        (166)
   Fed'l Home Ln Bank 3.82 06/01/07 c'07         100,000      100.14    99.45     100,136      99,450     6.7%        (686)
   Fed'l Home Ln Bank 3.375 10/30/07 c'07         35,000       99.35    98.50      34,773      34,475     2.3%        (298)
   Fed'l Home Ln Bank 4.3 5/09/08                100,000      100.01    98.80     100,014      98,800     6.7%      (1,214)
   Fed'l Home Ln Bank 4.0 9/03/08 c'07            50,000       99.86    98.26      49,930      49,130     3.3%        (800)
   Fed'l Home Ln Bank 4.05 12/16/08 c'07          50,000       99.75    98.10      49,873      49,050     3.3%        (823)
   Fed'l Home Ln Bank 3.39 6/08/07 NC             50,000       99.81    99.24      49,906      49,620     3.3%        (286)
   Fed'l Home Ln Bank 4.0 2/23/09 c'07            50,000       97.60    97.86      48,799      48,930     3.3%         131
   Fed'l Home Ln Bank 4.0 1/12/07                100,000      100.00    99.99     100,000      99,990     6.7%         (10)
   Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'07      130,000       99.43    98.07     129,258     127,491     8.6%      (1,767)
   Fed'l Home Ln Mtg Corp 4.25 6/15/09 c'07       50,000       97.73    98.13      48,867      49,065     3.3%         198
   Fed'l Nat'l Mtg Assoc 3.375 8/19/08 c'07       50,000       98.21    98.51      49,107      49,255     3.3%         148
   Fed'l Nat'l Mtg Assoc 3.5 2/11/08             100,000       98.60    98.66      98,601      98,660     6.7%          59
                                                 -------      ------    -----   ---------   ---------    ----       ------
         Subtotal                                                                 894,241     888,727    59.9%      (5,514)
CORPORATE OBLIGATIONS
   Hertz Corp 6.625 5/15/08 NC                    50,000      100.14    97.87      50,069      48,935     3.3%      (1,134)
   John Hancock Life 3.0 9/15/07                  50,000      100.02    98.18      50,009      49,090     3.3%        (919)
   SAFECO Corp 4.2 2/1/08 NC                      50,000      100.19    98.63      50,097      49,315     3.3%        (782)
                                                 -------      ------    -----   ---------   ---------    ----       ------
         Subtotal                                                                 150,175     147,340     9.9%      (2,835)
                                                 =======      ======    =====   =========   =========    ====       ======
      TOTALS                                                                    1,491,687   1,483,338     100%      (8,349)

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents             30%
Corporate                      10%
US Treasury & Gov Agency 60%   60%

BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated   85%
AA Rated     6%
A Rated      6%
BBB Rated    5%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)         Page 9

Smaller Company Stock Fund
Portfolio Valuation Date 12/31/06

                                                                                                               UNREALIZED
                  POSITION                     SHARES   UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                  --------                    -------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                            255,362      1.00      1.00     255,362     255,362     5.3%            0
U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
   Columbia Acorn Z Fund                       17,915     19.28     29.71     345,399     532,269    11.0%      186,870
   iShares DJ US Medical Devices Index Fund       500     47.39     51.05      23,693      25,525     0.5%        1,832
   Hennessy Cornerstone Growth                 12,099     21.25     18.22     257,078     220,439     4.5%      (36,638)
                                              -------     -----     -----   ---------   ---------    ----       -------
         SUBTOTAL                                                             626,170     778,234    16.0%      152,064
U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Gartmore Small Cap A                        37,163     19.73     21.60     733,148     802,717    16.5%       69,569
   iShares Russell 2000 Index Fund                400     72.36     78.03      28,943      31,212     0.6%        2,269
   Munder Small Cap Value A                    14,855     25.93     29.21     385,195     433,928     8.9%       48,733
   Royce Opportunity Fund                      35,336      8.14     13.04     287,781     460,786     9.5%      173,004
   Wasatch Small Cap Value                    131,934      4.73      5.01     624,488     660,992    13.6%       36,504
                                              -------     -----     -----   ---------   ---------    ----       -------
         SUBTOTAL                                                           2,059,555   2,389,634    49.2%      330,079
U.S. LARGER CO. STOCK MUTUAL FUNDS
   iShares DJ US Pharmaceuticals Index Fund       500     51.74     53.08      25,868      26,540     0.5%          672
                                              -------     -----     -----   ---------   ---------    ----       -------
         SUBTOTAL                                                              25,868      26,540     0.5%          672
U.S. MICROCAP STOCK MUTUAL FUNDS
   Bjurman & Barry MicroCap Growth              4,448     25.04     20.87     111,391      92,828     1.9%      (18,563)
   Franklin MicroCap Value                     20,799     23.62     41.56     491,233     864,410    17.8%      373,177
   Royce MicroCap Inv                          25,664     17.44     17.35     447,496     445,275     9.2%       (2,222)
                                              -------     -----     -----   ---------   ---------    ----       -------
         SUBTOTAL                                                           1,050,120   1,402,513    28.9%      352,392
                                                                            =========   =========    ====       =======
      TOTALS                                                                4,017,076   4,852,282     100%      835,207

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents   12%
Domestic Stock       82%
Foreign Stock         5%
Other                 1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents        5%
Small Cap Blend          58%
Small Cap Growth          2%
Small Cap Value          18%
Smaller Mid-Cap Growth   11%
Smaller Mid-Cap Blend     5%
Large-Cap Growth          1%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 10

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2006

                                                    GBF          STBF          LCSF          SCSF          INTF          ACF
                                               ------------  ------------  ------------  ------------  ------------  -----------
ASSETS
Investments in Securities at Value Identified  $  3,653,131  $  1,483,338  $  4,488,993  $  4,852,283  $  5,378,257  $ 3,095,594
Accounts Receivable - Other                               0             0             0             0             0            0
Interest Receivable                                  36,841        11,399           850           267         2,397          608
                                               ------------  ------------  ------------  ------------  ------------  -----------
   TOTAL ASSETS                                   3,689,972     1,494,737     4,489,843     4,852,550     5,380,654    3,096,203
                                               ------------  ------------  ------------  ------------  ------------  -----------
Liabilities
Accounts Payable for Securities                           0             0             0             0             0            0
Accounts Payable - Other                              1,063           368         1,581         1,638         2,153        1,174
                                               ------------  ------------  ------------  ------------  ------------  -----------
   TOTAL LIABILITIES                                  1,063           368         1,581         1,638         2,153        1,174
                                               ------------  ------------  ------------  ------------  ------------  -----------
   NET ASSETS                                  $  3,688,909  $  1,494,369  $  4,488,261  $  4,850,911  $  5,378,501  $ 3,095,028
                                               ============  ============  ============  ============  ============  ===========
Shares of Beneficial Interest Outstanding       364,798.964   160,736.052   319,528.333   349,719.485   344,379.065  214,103.684
Net Asset Value Per Share                      $    10.1122  $     9.2971  $    14.0465  $    13.8709  $     15.618  $   14.4557

STATEMENT OF OPERATIONS
FOR THE TWELVE MONTH PERIOD ENDED 12/31/06

                                                             GBF       STBF      LCSF        SCSF       INTF        ACF
                                                          --------   -------   --------   ---------   --------   --------
INCOME
Mutual Fund Dividends (Including Money Market Funds)      $ 24,340   $10,592   $ 59,588   $  38,663   $ 86,123   $ 44,926
Interest                                                   126,461    40,545          0           0          0          0
                                                          --------   -------   --------   ---------   --------   --------
   TOTAL INCOME                                            150,801    51,137     59,588      38,663     86,123     44,926
                                                          --------   -------   --------   ---------   --------   --------
EXPENSES
12B-1 Distribution Expense                                   2,445       592      2,949       2,810      4,420      3,707
MF Services Expense                                         11,947     4,578     17,629      19,037     17,984     12,619
Advisory Fee                                                13,734     3,053     41,752      45,087     42,595     29,888
Custodian Fee                                                1,962       794      3,388       3,664      3,459      2,459
Printing Expense                                               187        76        323         350        330        235
Directors Fee                                                1,266       513      2,186       2,364      2,232      1,587
Registration Fee                                               632       256      1,092       1,181      1,115        793
Tax Expense                                                    159        64        274         296        280        199
Auditing Fee                                                 3,835     1,554      6,624       7,165      6,761      4,808
Legal Fee                                                    1,687       683      2,915       3,152      2,976      2,116
Miscellaneous Expense                                           38        15         66          71         67         48
Insurance Expense                                            1,618       655      2,795       3,023      2,854      2,029
Prospectus Production and Mailing Expense                       31        13         54          58         55         39
Advertising Expense                                              0        (0)         0           0         (0)        (0)
Compliance Expense                                           1,705       690      2,945       3,185      3,007      2,138
IT Expense                                                      50        20         87          94         89         63
Pricing Expense                                                395       160        682         737        696        495
Other                                                            0         0          0           0          0          0
                                                          --------   -------   --------   ---------   --------   --------
   TOTAL EXPENSES                                           41,692    13,716     85,761      92,274     88,920     63,223
                                                          --------   -------   --------   ---------   --------   --------
   NET INVESTMENT INCOME                                   109,109    37,421    (26,172)    (53,611)    (2,797)   (18,297)
                                                          --------   -------   --------   ---------   --------   --------
   REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
Realized Long & Short Term Capital Gains/(Losses)             (711)        0    407,247     977,090    547,424    307,998
Unrealized Appreciation(Depreciation) during Period         20,693     6,275       (893)   (305,194)   294,001     32,228
                                                          --------   -------   --------   ---------   --------   --------
   NET REALIZED & UNREALIZED APPRECIATION(DEPRECIATION)     19,982     6,275    406,355     671,896    841,425    340,220
                                                          --------   -------   --------   ---------   --------   --------
   NET INCREASE/DECREASE IN NET ASSETS FROM OPERATION     $129,091   $43,696   $380,182   $ 618,285   $838,629   $321,922
                                                          ========   =======   ========   =========   ========   ========

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 11

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
STATEMENT OF CHANGE IN NET ASSETS
Year Ended December 31, 2005 and Year Ended December 31, 2006

                                              GBF                      STBF                     LCSF
                                   ------------------------   ----------------------   -----------------------
                                     12/31/06     12/31/05     12/31/06     12/31/05    12/31/06     12/31/05
                                   -----------   ----------   ----------   ---------   ----------   ----------
INCREASE/(DECREASE) IN NET
   ASSETS FROM OPERATIONS
Investment Income - Net            $   109,109   $   71,126   $   37,421   $  26,522   $  (26,172)  $  (44,160)
Net Realized Gains(Losses) in
   Investments                            (711)      (1,524)           0      (9,227)     407,247      147,046
Unrealized Appreciation
   (Depreciation) of Investments        20,693      (69,054)       6,275      (9,332)        (893)      52,540
                                   -----------   ----------   ----------   ---------   ----------   ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS           129,091          548       43,696       7,964      380,182      155,426
Investment Income and Short
   Term Gains                          (98,049)     (78,454)     (31,799)    (23,436)           0            0
Realized Long-Term Gains                     0            0            0           0     (103,105)           0
                                   -----------   ----------   ----------   ---------   ----------   ----------
   TOTAL DISTRIBUTIONS                 (98,049)     (78,454)     (31,799)    (23,436)    (103,105)           0
Purchases                            3,125,468      138,783      759,346     770,878      210,463      480,114
Redemptions                         (1,356,867)    (711,524)    (292,065)   (397,268)    (888,630)    (863,645)
Reinvestment of Dividends               97,638       77,926       31,527      23,195      102,733            0
                                   -----------   ----------   ----------   ---------   ----------   ----------
NET INCREASE(DECREASE) IN NET
   ASSETS RESULTING FROM             1,866,238     (494,815)     498,808     396,805     (575,433)    (383,532)
CAPITAL SHARE TRANSACTIONS
   TOTAL INCREASE(DECREASE) IN
      NET ASSETS                     1,897,279     (572,721)     510,704     381,333     (298,356)    (228,105)
Net Assets, Beginning of Period      1,791,623    2,364,341      983,665     602,325    4,786,617    5,014,675
Net Assets, End of Period          $ 3,688,909   $1,791,629   $1,494,369   $ 983,664   $4,488,261   $4,786,617

                                            SCSF                       INTF                       ACF
                                   -----------------------   ------------------------   -----------------------
                                    12/31/06     12/31/05      12/31/06     12/31/05     12/31/06     12/31/05
                                   ----------   ----------   -----------   ----------   ----------   ----------
INCREASE/(DECREASE) IN NET
   ASSETS FROM OPERATIONS
Investment Income - Net            $  (53,611)  $  (75,991)  $    (2,797)  $  (14,232)  $  (18,297)  $  (29,029)
Net Realized Gains(Losses) in
   Investments                        977,090      454,661       547,424      171,396      307,992      153,606
Unrealized Appreciation
   (Depreciation) of Investments     (305,194)    (153,982)      294,002      535,526       32,227      233,953
                                   ----------   ----------   -----------   ----------   ----------   ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS          618,285      224,688       838,629      692,690      321,922      358,530
Investment Income and Short
   Term Gains                         (35,977)          (0)            0            0       (5,438)          (0)
Realized Long-Term Gains             (887,776)    (428,824)     (265,946)           0     (284,010)    (125,272)
                                   ----------   ----------   -----------   ----------   ----------   ----------
   TOTAL DISTRIBUTIONS               (923,752)    (428,824)     (265,946)           0     (289,448)    (125,272)
Purchases                             196,036      214,407     1,056,927      580,282      255,404      593,730
Redemptions                          (985,977)    (962,266)   (1,266,588)    (555,714)    (925,837)    (462,028)
Reinvestment of Dividends             920,023      427,142       265,142            0      287,816      124,681
                                   ----------   ----------   -----------   ----------   ----------   ----------
NET INCREASE(DECREASE) IN NET
   ASSETS RESULTING FROM              130,082     (320,717)       55,481       24,568     (382,616)     256,383
CAPITAL SHARE TRANSACTIONS
   TOTAL INCREASE(DECREASE) IN
      NET ASSETS                     (175,385)    (524,853)      628,164      717,258     (350,142)     489,640
Net Assets, Beginning of Period     5,026,297    5,551,150     4,750,345    4,033,085    3,445,169    2,955,530
Net Assets, End of Period          $4,850,911   $5,026,297   $ 5,378,501   $4,750,337   $3,095,028   $3,445,170

STATEMENT OF CASH FLOWS, YEAR ENDED DECEMBER 31, 2006

                                                 GBF          STBF         LCSF          SCSF          INTF          ACF
                                             -----------   ---------   -----------   -----------   -----------   ----------
CASH PROVIDED (USED) BY OPERATING
   ACTIVITIES
Net Increase in Net Assets from Operations   $   129,091   $  43,696   $   380,182   $   618,285   $   838,629   $  321,922
ADJUSTMENTS REQUIRED TO RECONCILE TO NET
   ASSETS PROVIDED BY OPERATING ACTIVITIES
Investments Purchased                         (2,649,767)   (343,685)   (1,067,916)   (1,890,023)     (748,496)    (370,019)
Sales or Redemptions                           1,271,305     145,000     2,226,949     3,000,061     1,819,232    1,421,659
Net Realized (Gains)Losses on Investments            711          (0)     (407,247)     (977,090)     (547,424)    (307,992)
Unrealized (Appreciation)Depreciation of
   Investments                                   (20,693)     (6,275)          893       305,194      (294,002)     (32,227)
Reinvestment of Ordinary Dividend
   Distributions                                       0           0       (42,939)      (28,600)      (67,203)     (21,428)
Net Amortization of Bond
   Premiums(Discounts)                            (9,990)     (2,279)            0             0             0            0
(Increase)Decrease in Interest Receivable        (12,073)     (5,823)         (698)         (244)       (2,250)        (492)
(Increase)Decrease in Receivables                      0           0         5,431         5,430         5,430       10,839
Increase(Decrease) in Accounts Payable               797         201           499           518           951          244
                                             -----------   ---------   -----------   -----------   -----------   ----------
   NET CASH PROVIDED(USED) BY OPERATING
      ACTIVITIES                              (1,290,619)   (169,165)    1,095,153     1,033,531     1,004,867    1,022,506
CASH PROVIDED(USED) BY FINANCING
   ACTIVITIES
Shareholder Contributions                      3,125,468     759,346       210,463       196,036     1,056,927      255,404
Shareholder Redemptions (Incl. amts
reinvested in other Trust Portfolios)         (1,356,867)   (292,065)     (888,630)     (985,977)   (1,266,588)    (925,837)
Cash Distributions Paid                             (412)       (273)         (372)       (3,729)         (803)      (1,632)
                                             -----------   ---------   -----------   -----------   -----------   ----------
   NET CASH PROVIDED(USED) BY FINANCING
      ACTIVITIES                               1,768,189     467,008      (678,538)     (793,670)     (210,464)    (672,064)
      INCREASE(DECREASE) IN CASH DURING
         PERIOD                                  477,570     297,844       416,615       239,861       794,403      350,442
Cash Balance - Beginning of Period                49,232     149,427        95,136        15,501        22,731       49,832
                                             -----------   ---------   -----------   -----------   -----------   ----------
Cash Balance - End of Period                 $   526,803   $ 447,271   $   511,751   $   255,362   $   817,134   $  400,274
                                             ===========   =========   ===========   ===========   ===========   ==========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
   INFORMATION:
NONCASH FINANCING ACTIVITIES NOT INCLUDED
   HEREIN CONSIST OF:
Reinvestment of Dividends and
   Distributions                             $    97,638   $  31,527   $   102,733   $   920,023   $   265,142   $   287,816
                                             ===========   =========   ===========   ===========   ===========   ==========

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 12

                             STAAR INVESTMENT TRUST

         Supplementary Information -- Selected per Share Data and Ratios
              Period from January 1, 2002 through December 31, 2006

                                                                    GBF
                                           ----------------------------------------------------
                                           1/1/06 -   1/1/05 -   1/1/04 -   1/1/03 -   1/1/02 -
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE DATA
Net Asset Value Beginning Of Period         10.06      10.45      10.75      10.99      10.59
                                            -----      -----      -----      -----      -----
Net Investment Income                        0.35       0.35       0.31       0.39       0.41
Net Realized & Unrealized Gains              0.01      (0.34)     (0.25)      0.05       0.35
                                            -----      -----      -----      -----      -----
Total Income from Operations                 0.36       0.01       0.06       0.44       0.76
Total Distributions to Shareholders         (0.31)     (0.40)     (0.36)     (0.68)     (0.36)
Net Asset Value End of Period               10.11      10.06      10.45      10.75      10.99
                                            =====      =====      =====      =====      =====
Total Return                                 3.73%      0.11%      0.50%      4.05%      7.19%
                                            =====      =====      =====      =====      =====

                                           Total returns are actual experienced by shareholders
                                           and may be slightly different if calculated using
                                           these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*                 1.25%      1.26%      1.61%      1.30%      1.51%
Net Investment Income to Avg Net Assets*     3.47%      3.40%      2.88%      3.56%      3.79%
Portfolio Turnover Rate                     40.48%     17.84%     31.80%     35.97%     21.60%
NET ASSETS, END OF PERIOD
(000s omitted)                              3,689      1,792      2,364      2,923      4,378
                                            =====      =====      =====      =====      =====

                                             2006       2005       2004       2003       2002
                                           --------   --------   --------   --------   --------
Such ratios are after effect of
   expenses waived (cents per
   share rounded):                           0.01       0.02       0.00       0.03       0.00

                                                                   STBF
                                           ----------------------------------------------------
                                           1/1/06 -   1/1/05 -   1/1/04 -   1/1/03 -   1/1/02 -
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE DATA
Net Asset Value Beginning Of Period          9.21       9.40       9.85      11.02      10.62
                                            -----      -----      -----       ----      -----
Net Investment Income                        0.28       0.24       0.24       0.50       0.48
Net Realized & Unrealized Gains              0.04      (0.23)     (0.26)      0.15       0.40
                                            -----      -----      -----       ----      -----
Total Income from Operations                 0.32       0.01      (0.02)      0.65       0.88
Total Distributions to Shareholders         (0.23)     (0.20)     (0.43)     (1.82)     (0.48)
Net Asset Value End of Period                9.30       9.21       9.40       9.85      11.02
                                            =====      =====      =====       ====      =====
Total Return                                 3.50%      0.07%     -0.14%      5.88%      8.27%
                                            =====      =====      =====       ====      =====

                                           Total returns are actual experienced by shareholders
                                           and may be slightly different if calculated using
                                           these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*                 1.07%      0.94%      1.55%      1.34%      1.59%
Net Investment Income to Avg Net Assets*     3.04%      2.60%      2.49%      4.57%      4.50%
Portfolio Turnover Rate                     11.79%     48.02%     86.65%      8.53%     19.70%
NET ASSETS, END OF PERIOD
(000s omitted)                              1,494        984        602        415      1,630
                                            =====      =====      =====      =====      =====

                                             2006       2005       2004       2003       2002
                                           --------   --------   --------   --------   --------
Such ratios are after effect of
   expenses waived (cents per
   share rounded):                           0.01       0.03       0.00       0.03       0.00

                                                                   LCSF
                                           ----------------------------------------------------
                                           1/1/06 -   1/1/05 -   1/1/04 -   1/1/03 -   1/1/02 -
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE DATA
Net Asset Value Beginning Of Period         13.14      12.67      11.45       9.49       11.58
                                            -----      -----      -----      -----       -----
Net Investment Income                       (0.08)     (0.12)     (0.11)     (0.07)      (0.09)
Net Realized & Unrealized Gains              1.32       0.59       1.33       2.03       (2.00)
                                            -----      -----      -----      -----       -----
Total Income from Operations                 1.24       0.47       1.22       1.96       (2.09)
Total Distributions to Shareholders         (0.33)      0.00       0.00       0.00        0.00
Net Asset Value End of Period               14.05      13.14      12.67      11.45        9.49
                                            =====      =====      =====      =====       =====
Total Return                                 9.44%      3.69%     10.65%     20.65%     -18.10%
                                            =====      =====      =====      =====       =====

                                           Total returns are actual experienced by shareholders
                                           and may be slightly different if calculated using
                                           these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*                 1.78%      1.85%      1.88%      1.59%       1.89%
Net Investment Income to Avg Net Assets*    -0.56%     -0.94%     -0.92%     -0.71%      -0.88%
Portfolio Turnover Rate                     22.95%     14.00%     35.19%     46.31%      24.08%
NET ASSETS, END OF PERIOD
(000s omitted)                              4,488      4,787      5,015      4,086       2,737
                                            =====      =====      =====      =====       =====

                                             2006       2005       2004       2003       2002
                                           --------   --------   --------   --------   --------
Such ratios are after effect of
   expenses waived (cents per
   share rounded):                           0.00       0.00       0.00       0.03       0.00

                                                                   SCSF
                                           ----------------------------------------------------
                                           1/1/06 -   1/1/05 -   1/1/04 -   1/1/03 -   1/1/02 -
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE DATA
Net Asset Value Beginning Of Period         14.85      15.43      14.53      10.29       12.47
                                            -----      -----      -----      -----      ------
Net Investment Income                       (0.17)     (0.23)     (0.26)     (0.19)      (0.21)
Net Realized & Unrealized Gains              2.26       1.04       2.10       4.43       (1.97)
                                            -----      -----      -----      -----      ------
Total Income from Operations                 2.09       0.81       1.84       4.24       (2.18)
Total Distributions to Shareholders         (3.07)     (1.39)     (0.94)      0.00        0.00
Net Asset Value End of Period               13.87      14.85      15.43      14.53       10.29
                                            =====      =====      =====      =====      ======
Total Return                                14.22%      5.22%     12.69%     41.21%     -17.45%
                                            =====      =====      =====      =====      ======

                                           Total returns are actual experienced by shareholders
                                           and may be slightly different if calculated using
                                           these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*                 1.77%      1.85%      1.88%      1.59%       1.89%
Net Investment Income to Avg Net Assets*    -1.06%     -1.50%     -1.73%     -1.61%      -1.80%
Portfolio Turnover Rate                     37.46%     23.04%     33.58%     45.72%      32.79%
NET ASSETS, END OF PERIOD
(000s omitted)                              4,851      5,026      5,551      4,592       2,609
                                            =====      =====      =====      =====      ======

                                             2006       2005       2004       2003       2002
                                           --------   --------   --------   --------   --------
Such ratios are after effect of
   expenses waived (cents per
   share rounded):                           0.00       0.00       0.00       0.03        0.00

                                                                   INTF
                                           ----------------------------------------------------
                                           1/1/06 -   1/1/05 -   1/1/04 -   1/1/03 -   1/1/02 -
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE DATA
Net Asset Value Beginning Of Period         13.54      11.59       9.74       7.40        8.64
                                            -----      -----      -----      -----      ------
Net Investment Income                       (0.01)     (0.04)     (0.06)      0.02       (0.09)
Net Realized & Unrealized Gains              2.90       1.99       1.91       2.33       (1.15)
                                            -----      -----      -----      -----      ------
Total Income from Operations                 2.89       1.95       1.85       2.35       (1.24)
Total Distributions to Shareholders         (0.81)      0.00       0.00      (0.01)       0.00
Net Asset Value End of Period               15.62      13.54      11.59       9.74        7.40
                                            =====      =====      =====      =====      ======
Total Return                                21.38%     16.82%     18.96%     31.85%     -14.33%
                                            =====      =====      =====      =====      ======

                                           Total returns are actual experienced by shareholders
                                           and may be slightly different if calculated using
                                           these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*                 1.77%      1.84%      1.88%      1.61%       1.90%
Net Investment Income to Avg Net Assets*    -0.06%     -0.34%     -0.63%       0.24%     -1.07%
Portfolio Turnover Rate                     15.66%     16.23%     16.99%     29.10%      24.08%
NET ASSETS, END OF PERIOD
(000s omitted)                              5,379      4,750      4,033      3,032       1,675
                                            =====      =====      =====      =====      ======

                                             2006       2005       2004       2003       2002
                                           --------   --------   --------   --------   --------
Such ratios are after effect of
   expenses waived (cents per
   share rounded):                           0.00       0.00       0.00       0.02        0.00

                                                                    ACF
                                           ----------------------------------------------------
                                           1/1/06 -   1/1/05 -   1/1/04 -   1/1/03 -   1/1/02 -
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE DATA
Net Asset Value Beginning Of Period         14.28      13.25      11.77       9.17       10.89
                                            -----      -----      -----      -----      ------
Net Investment Income                       (0.08)     (0.13)     (0.14)     (0.10)      (0.10)
Net Realized & Unrealized Gains              1.75       1.70       1.62       2.70       (1.62)
                                            -----      -----      -----      -----      ------
Total Income from Operations                 1.67       1.57       1.48       2.60       (1.72)
Total Distributions to Shareholders         (1.49)     (0.54)      0.00       0.00        0.00
Net Asset Value End of Period               14.46      14.28      13.25      11.77        9.17
                                            =====      =====      =====      =====      ======
Total Return                                11.65%     11.91%     12.55%     28.35%     -15.84%
                                            =====      =====      =====      =====      ======

                                           Total returns are actual experienced by shareholders
                                           and may be slightly different if calculated using
                                           these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*                 1.78%      1.84%      1.88%      1.61%       1.88%
Net Investment Income to Avg Net Assets*    -0.55%     -0.94%     -1.18%     -0.97%      -0.97%
Portfolio Turnover Rate                     11.08%     35.48%     28.35%     33.19%      18.61%
NET ASSETS, END OF PERIOD
(000s omitted)                              3,095      3,445      2,956      2,266       1,080
                                            =====      =====      =====      =====      ======

                                             2006       2005       2004       2003       2002
                                           --------   --------   --------   --------   --------
Such ratios are after effect of
   expenses waived (cents per
   share rounded):                           0.00       0.00       0.00       0.03        0.00

*    Annualized. Using monthly averages. Does not include any 12b-1 expenses.

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 13

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

NOTE 1 - ORGANIZATION AND PURPOSE

     STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.

     The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

     The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

          STAAR General Bond Fund (Formerly Intermediate Bond Fund) STAAR Short Term Bond Fund (Formerly Long Term Bond Fund) STAAR Larger Company Stock Fund
          STAAR Smaller Company Stock Fund
          STAAR International Fund
          STAAR Alternative Categories Fund

     Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all invested mutual funds or exchange-traded funds, as published on their respective web-sites or elsewhere. When applicable, securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

     Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2006. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2006 the following net capital loss carryforwards existed for federal income tax purposes:

STBF   $9,227   GBF   $6,057

     The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2014. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

DELETE>>Foreign withholding taxes are recorded as a contra investment income item to the extent such information is available to the Trust.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 14

                                DECEMBER 31, 2006

NOTE 3 - SHAREHOLDER TRANSACTIONS

     The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2006 and 2005, at least 98%, respectively of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown below:

      YEAR ENDED 12/31/2004
      --------------------------------------------------------                                  YEAR ENDED 12/31/2005
                                                  DISTRIBUTION     --------------------------------------------------------------
             BALANCE               SOLD           REINVESTMENT         REDEMPTIONS            BALANCE                 SOLD
       -------------------   ----------------   ----------------   ------------------   -------------------   -------------------
FUND    SHARES    DOLLARS    SHARES   DOLLARS   SHARES   DOLLARS    SHARES    DOLLARS    SHARES    DOLLARS     SHARES    DOLLARS
----   -------   ---------   ------   -------   ------   -------   -------   --------   -------   ---------   -------   ---------
GBF    226,305   2,285,857   13,489   138,783    7,643    77,921   (69,272)  (711,524)  178,165   1,791,038   310,188   3,125,468
STBF    64,049     605,299   82,971   770,878    2,508    23,184   (42,686)  (397,268)  106,841   1,002,094    81,840     759,346
LCSF   395,813   4,614,005   38,198   480,114        0         0   (69,659)  (863,645)  364,352   4,230,474    15,368     210,463
SCSF   359,710   4,463,216   14,037   214,407   28,762   427,151   (64,067)  (962,266)  338,442   4,142,508    12,188     196,036
INTF   348,046   3,627,583   48,145   580,282        0         0   (45,267)  (555,714)  350,923   3,652,151    67,270   1,056,927
ACF    223,143   2,482,756   42,679   593,730    8,730   124,685   (33,326)  (462,028)  241,226   2,739,144    16,902     255,404

                                              PERIOD ENDED 12/31/2006
       --------------------------------------------------------------
         DISTRIBUTION
         REINVESTMENT          REDEMPTIONS              BALANCE
       ----------------   ---------------------   -------------------
FUND   SHARES   DOLLARS    SHARES      DOLLARS     SHARES    DOLLARS
----   ------   -------   --------   ----------   -------   ---------
GBF     9,678    97,638   (133,233)  (1,356,867)  364,799   3,657,276
STBF    3,410    31,527    (31,355)    (292,065)  160,736   1,500,901
LCSF    7,313   102,722    (67,504)    (888,630)  319,528   3,655,029
SCSF   63,569   920,059    (64,479)    (985,977)  349,719   4,272,625
INTF   16,977   265,145    (90,791)  (1,266,588)  344,379   3,707,635
ACF    19,910   287,814    (63,935)    (925,837)  214,104   2,356,525

As of December 31, 2006 net assets consisted of the following:

                                                GBF         STBF        LCSF        SCSF        INTF        ACF
                                             ---------   ---------   ---------   ---------   ---------   ---------
Capital Paid in on Shares of Capital Stock   3,657,276   1,500,902   3,655,029   4,272,626   3,707,635   2,356,524
Undistributed Net Investment Income (Loss)      35,605      11,043    (169,385)   (256,922)    (57,599)    (61,642)
Accumulated Net Capital Loss                    (6,057)     (9,227)          0           0           0           0
Net Unrealized Appreciation/(Depreciation)       2,085      (8,349)  1,002,617     835,207   1,728,465     800,146
                                             ---------   ---------   ---------   ---------   ---------   ---------
Net Assets                                   3,688,909   1,494,369   4,488,261   4,850,911   5,378,501   3,095,028
                                             =========   =========   =========   =========   =========   =========

NOTE 4 -- SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2006.

          Cost        Gain       Loss       Net      Market Value
       ---------   ---------   -------   ---------   ------------
GBF    3,651,046      13,893   (11,808)      2,085     3,653,131
STBF   1,491,687         536    (8,885)     (8,349)    1,483,338
LCSF   3,486,375   1,002,648       (31)  1,002,617     4,488,992
SCSF   4,017,076     892,629   (57,423)    835,206     4,852,282
INTF   3,649,792   1,728,465         0   1,728,465     5,378,257
ACF    2,295,448     802,194    (2,048)    800,146     3,095,594


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 15

                             STAAR INVESTMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS (CONT.)
                                DECEMBER 31, 2006

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

     Effective April 1, 1996, the Trust entered into an Investment Advisory Agreement with STAAR Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one-year period. This agreement has subsequently been extended annually and currently is effective through April 14, 2007. The Directors considered past investment performance, progress in compliance matters, strategies and economic and market outlook of the Advisor in the renewal process. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of .40% for STBF, .50% for GBF, and .90% for all other portfolios. In 2005 the Adviser temporarily reduced the fees to .25% for the General Bond Fund and 0% for the Short Term Bond Fund, but the fees were restored to the fee schedule on June 10, 2006 for GBF and June 20, 2006 for STBF.

     The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

     Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $10,147 and $9,485 in 2006 and 2005 respectively, were also incurred by the Trust.

     Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.

     Effective August 2, 2001, STAAR Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003 and in 2004 management revised its estimated resulting liability, and accordingly recorded reductions to 12b-1 expenses. For the years ended December 31, 2006 and 2005, the aggregate net amounts charged to expense for all portfolios were $16,922 and $19,663, respectively.

     Effective January 1, 2004 the Trust entered into a mutual fund service agreement with STAAR Financial Advisors, Inc. under which each portfolio is charged a fee of .38% of average daily net assets for fund accounting and operations, shareholder and transfer agency and compliance services provided. The agreement is reviewed and renewed annually by the Board of Trustees and was effective through December 31, 2006.


STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 16

                             STAAR INVESTMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS (CONT.)
                                DECEMBER 31, 2006

NOTE 5-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (cont.)

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2006, as follows:

                                                                   SHARES OWNED
                                             --------------------------------------------------------
                                               GBF      STBF      LCSF      SCSF      INTF      ACF
                                             -------   ------   -------   -------   -------   -------
J. Andre Weisbrod & Family                     4,809    5,086    11,099    11,946    10,116    10,525
Trustees (not including J. Andre Weisbrod)         0      199        33        33        63        65
Employees of Adviser                               0        0       165     2,319       203       182
Other Affiliated Persons                           0        0         0         0         0         0
                                             -------   ------   -------   -------   -------   -------
   TOTAL Number of Shares                      4,809    5,285    11,297    14,298    10,382    10,772

                                                               VALUE OF SHARES OWNED
J. Andre Weisbrod & Family (Incl Francis)    $48,627   47,282   155,911   165,696   157,993   152,154
Trustees (not including J. Andre Weisbrod)         0    1,852       467       464       990       935
Employees of Adviser                               0        0     2,313    32,165     3,166     2,631
Other Affiliated Persons                           0        0         0         0         0         0
                                             -------   ------   -------   -------   -------   -------
   Total Value of Shares Owned               $48,627   49,134   158,691   198,325   162,149   155,720
                                             -------   ------   -------   -------   -------   -------

The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

NOTE 6 -- AVAILABILITY OF ADDITIONAL INFORMATION

Fund Directors: Additional information about the Board of Trustees can be found in the Statement of Additional Information as filed with the SEC. For a copy you may write to Shareholder Services, STAAR Financial Advisors, Inc., 604 McKnight Park Dr., Pittsburgh, PA 15237 or call 412-367-9076 or 1-800-332-7738 PIN 3371.

Proxy Voting Policies: The Proxy Voting Policy and Proxy Voting Record for the most recent 12-month period may be obtained from STAAR Financial Advisors as listed above.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2006, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their selected per share data and ratios for the periods indicated, in conformity with U.S. generally accepted accounting principles.

Carson & Co, LLC
Sewickley, Pennsylvania
February 23, 2007


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 17

OTHER NOTES

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

Due to the small size of the board, there is only one committee, the Audit Committee. Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds. The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

     The Board of Trustees has adopted a number of policies adopted to protect shareholders. Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below. Among these are...

     Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing. However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

     Personal transactions policy: Independent Trustees and access persons of the Adviser are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust. Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

     Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

     Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

     Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

     Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the "know your client" principle that governs the collection of personal and/or corporate information from investors.

     Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

     Proxy Voting Policy: Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally either not vote or will vote as recommended by the Directors of the fund owned by the Trust. However, the policy provides for voting in such a manner as to best serve the shareholders.

     Code of Ethics: The Board has adopted a code of ethics.

     Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use. The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

     Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

     Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

     For a Prospectus and/or copy of the Statement of Additional Information or other information, contact Shareholder Services, STAAR Financial Advisors, Inc., 604 McKnight Park Dr., Pittsburgh, PA 15237 or call 412-367-9076 or 1-800-332-7738 PIN 3371.


STAAR Investment Trust Annual Report 12/31/06 (Published 2/28/07)        Page 18

Back Page

[STAAR Investment Trust Logo]

OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL: staarbase@aol.com
WEB SITE: www.staarfunds.com

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

CUSTODIAN
The Trust Company
of Sterne, Agee & Leach, Inc.,
800 Shades Creek Pkwy, Suite 125
Birmingham, AL 35209

COUNSEL
Thomas Sweeney Jr., Esq.
Sweeney and Associates, PC
P.O. Box 82637
Pittsburgh, PA 15218

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(AUDITORS)
Carson & Co, LLC
201 Village Commons,
Sewickley, PA 15143

TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Advertising/Marketing Consultant

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

John H. Weisbrod -- Emeritus
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

VISIT OUR WEB SITE:
www.staarfunds.com
Performance Updates [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

[E/O]

Not applicable to open-end investment companies.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2006 annual audit and related services for the Trust and billed the Trust $44,730 for these services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The Board of Trustees have adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

ITEM 10. EXHIBITS.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

(a) Any code of ethics or amendment thereto. Previously filed with 2000 prospectus and SAI.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By (Signature and Title) /s/ J. Andre Weisbrod
                         ----------------------------------------
                         J. Andre Weisbrod,
                         Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Richard Levkoy
                         ----------------------------------------
                         Richard Levkoy,
                         Trustee, Chairman of the Audit Committee

SIGNATURES


---------------------------------------
(Registrant) The STAAR Investment Trust
Date 2/28/07


---------------------------------------
(Registrant) The STAAR Investment Trust
Date 2/28/07